MONARCH AMBASSADOR INCOME INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	COMMODITY - 12.0%
245,816	iShares Gold Trust(a)	$ 12,352,254

	FIXED INCOME - 87.5%
477,100	Invesco Taxable Municipal Bond ETF	12,910,326
61,881	iShares 1-3 Year Treasury Bond ETF	5,094,044
137,832	iShares 20+ Year Treasury Bond ETF	12,952,073
215,713	iShares 7-10 Year Treasury Bond ETF	20,533,721
129,477	iShares Core U.S. Aggregate Bond ETF	12,844,118
93,531	iShares iBoxx $ Investment Grade Corporate Bond ETF	10,339,852
137,256	iShares MBS ETF	12,892,456
84,918	SPDR Portfolio Short Term Corporate Bond ETF	2,550,088
		90,116,678

	TOTAL EXCHANGE-TRADED FUNDS (Cost $98,580,223)	102,468,932

	TOTAL INVESTMENTS - 99.5% (Cost $98,580,223)	$ 102,468,932
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	497,340
	NET ASSETS - 100.0%	$ 102,966,272

ETF	- Exchange-Traded Fund
MBS	- Mortgage-Backed Security
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

MONARCH BLUE CHIPS CORE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	APPAREL & TEXTILE PRODUCTS - 3.7%
60,501	NIKE, Inc., Class B	$ 4,765,664

	BIOTECH & PHARMA - 9.9%
15,091	Amgen, Inc.	4,268,791
5,239	Eli Lilly & Company	4,166,839
42,550	Merck & Company, Inc.	4,324,782
		12,760,412
	DIVERSIFIED INDUSTRIALS - 4.1%
28,855	General Electric Company	5,256,227

	E-COMMERCE DISCRETIONARY - 4.6%
28,234	Amazon.com, Inc.(a)	5,869,566

	ENTERTAINMENT CONTENT - 5.1%
55,386	Walt Disney Company (The)	6,506,193

	INFRASTRUCTURE REIT - 3.7%
22,494	American Tower Corporation	4,701,246

	INSURANCE - 4.0%
10,591	Berkshire Hathaway, Inc., Class B(a)	5,115,665

	INTERNET MEDIA & SERVICES - 14.4%
1,280	Booking Holdings, Inc.	6,658,534
9,659	Meta Platforms, Inc., Class A	5,547,357
7,133	Netflix, Inc.(a)	6,325,616
		18,531,507
	LEISURE FACILITIES & SERVICES - 4.0%
17,462	McDonald's Corporation	5,168,927

	MEDICAL EQUIPMENT & DEVICES - 6.9%
18,705	Danaher Corporation	4,483,401
8,190	Thermo Fisher Scientific, Inc.	4,337,670
		8,821,071

MONARCH BLUE CHIPS CORE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	RETAIL - CONSUMER STAPLES - 4.3%
5,640	Costco Wholesale Corporation	$ 5,481,403

	SEMICONDUCTORS - 8.2%
42,226	NVIDIA Corporation	5,837,745
23,512	Texas Instruments, Inc.	4,726,617
		10,564,362
	SOFTWARE - 17.7%
8,770	Adobe, Inc.(a)	4,524,706
12,076	Microsoft Corporation	5,113,703
35,422	Oracle Corporation	6,547,402
19,788	Salesforce, Inc.	6,529,842
		22,715,653
	TECHNOLOGY SERVICES - 8.8%
10,414	Mastercard, Inc., Class A	5,550,037
18,232	Visa, Inc., Class A	5,744,539
		11,294,576

	TOTAL COMMON STOCKS (Cost $104,606,111)	127,552,472

	TOTAL INVESTMENTS - 99.4% (Cost $104,606,111)	$ 127,552,472
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	787,264
	NET ASSETS - 100.0%	$ 128,339,736

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ADVERTISING & MARKETING - 3.4%
38,172	Interpublic Group of Companies, Inc. (The)	$ 1,176,079

	BEVERAGES - 3.4%
19,119	Molson Coors Beverage Company, Class B	1,186,525

	BIOTECH & PHARMA - 6.5%
7,324	Johnson & Johnson	1,135,293
11,066	Merck & Company, Inc.	1,124,748
		2,260,041
	CABLE & SATELLITE - 6.6%
2,829	Cable One, Inc.	1,188,802
25,933	Comcast Corporation, Class A	1,120,046
		2,308,848
	CONSTRUCTION MATERIALS - 3.5%
5,981	Owens Corning	1,229,813

	CONTAINERS & PACKAGING - 10.1%
111,412	Amcor PLC	1,185,424
38,624	Graphic Packaging Holding Company	1,162,196
22,477	Sonoco Products Company	1,166,107
		3,513,727
	FOOD - 9.8%
40,037	Conagra Brands, Inc.	1,103,019
6,483	Hershey Company (The)	1,141,851
9,863	J M Smucker Company (The)	1,161,763
		3,406,633
	HEALTH CARE FACILITIES & SERVICES - 10.1%
3,562	Cigna Group (The)	1,203,244
20,503	CVS Health Corporation	1,227,105
2,695	Elevance Health, Inc.	1,096,757
		3,527,106
	INSURANCE - 3.3%
3,602	Willis Towers Watson PLC	1,159,844

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	METALS & MINING - 3.2%
7,596	Royal Gold, Inc.	$ 1,110,991

	OIL & GAS PRODUCERS - 6.6%
6,262	Diamondback Energy, Inc.	1,112,069
26,376	Ovintiv, Inc.	1,197,998
		2,310,067
	PUBLISHING & BROADCASTING - 3.4%
6,859	Nexstar Media Group, Inc.	1,170,077

	RETAIL - CONSUMER STAPLES - 6.6%
14,798	Dollar General Corporation	1,143,441
19,008	Kroger Company (The)	1,161,009
		2,304,450
	RETAIL - DISCRETIONARY - 3.4%
9,305	Genuine Parts Company	1,179,223

	SOFTWARE - 3.4%
15,229	SS&C Technologies Holdings, Inc.	1,177,811

	STEEL - 3.2%
7,668	Steel Dynamics, Inc.	1,113,930

	TECHNOLOGY SERVICES - 9.7%
14,180	Cognizant Technology Solutions Corporation, Class A	1,141,348
24,786	Genpact Ltd.	1,144,122
4,148	MarketAxess Holdings, Inc.	1,073,046
		3,358,516
	TRANSPORTATION EQUIPMENT - 3.3%
9,574	Allison Transmission Holdings, Inc.	1,134,519

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
COMMON STOCKS — 99.5% (Continued)
	TOTAL COMMON STOCKS (Cost $32,828,352)	$ 34,628,200

	TOTAL INVESTMENTS - 99.5% (Cost $32,828,352)	$ 34,628,200
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	162,092
	NET ASSETS - 100.0%	$ 34,790,292

Ltd.	- Limited
PLC	- Public Limited Company

MONARCH PROCAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 60.4%
250,902	Consumer Staples Select Sector SPDR Fund	$ 20,880,064
136,870	Health Care Select Sector SPDR Fund	20,176,007
215,256	Materials Select Sector SPDR Fund	20,401,964
465,329	Real Estate Select Sector SPDR Fund	20,939,805
251,563	Utilities Select Sector SPDR Fund	20,862,120
		103,259,960
	FIXED INCOME - 39.4%
680,852	iShares Core U.S. Aggregate Bond ETF	67,540,518

	TOTAL EXCHANGE-TRADED FUNDS (Cost $158,534,526)	170,800,478

	TOTAL INVESTMENTS - 99.8% (Cost $158,534,526)	$ 170,800,478
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	414,750
	NET ASSETS - 100.0%	$ 171,215,228

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

MONARCH SELECT SUBSECTOR INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 99.9%
130,627	Invesco Dynamic Food & Beverage ETF	$ 6,412,479
53,036	Invesco KBW Property & Casualty ETF	6,702,690
116,263	iShares U.S. Healthcare Providers ETF	6,353,773
51,565	iShares U.S. Home Construction ETF	6,384,778
103,981	iShares U.S. Medical Devices ETF	6,354,279
139,918	Real Estate Select Sector SPDR Fund	6,296,310
39,301	SPDR S&P Aerospace & Defense ETF	6,937,413
52,923	SPDR S&P Homebuilders ETF	6,503,707
107,879	SPDR S&P Insurance ETF	6,685,262
75,640	Utilities Select Sector SPDR Fund	6,272,825
	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,977,509)	64,903,516

	TOTAL INVESTMENTS - 99.9% (Cost $55,977,509)	$ 64,903,516
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	91,741
	NET ASSETS - 100.0%	$ 64,995,257

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ASSET MANAGEMENT - 6.1%
9,001	Hamilton Lane, Inc., Class A	$ 1,731,791
34,386	Janus Henderson Group PLC	1,556,998
		3,288,789
	AUTOMOTIVE - 2.7%
132,337	Methode Electronics, Inc.	1,445,120

	BIOTECH & PHARMA - 2.2%
12,878	Gilead Sciences, Inc.	1,192,245

	COMMERCIAL SUPPORT SERVICES – 9.7%
27,190	ABM Industries, Inc.	1,554,452
197,129	ADT, Inc.	1,502,123
9,725	Brink's Company (The)	940,505
16,734	Robert Half, Inc.	1,248,523
		5,245,603
	CONTAINERS & PACKAGING - 2.2%
13,027	Crown Holdings, Inc.	1,199,656

	ELECTRIC UTILITIES - 5.2%
25,561	Black Hills Corporation	1,637,694
11,426	NRG Energy, Inc.	1,160,996
		2,798,690
	ENTERTAINMENT CONTENT - 7.0%
38,721	Fox Corporation, Class A	1,824,534
43,592	Fox Corporation, Class B	1,949,870
		3,774,404
	FORESTRY, PAPER & WOOD PRODUCTS - 2.3%
10,637	Louisiana-Pacific Corporation	1,257,294

	GAS & WATER UTILITIES - 2.7%
19,855	Spire, Inc.	1,453,187

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.4%
26,606	Concentra Group Holdings Parent, Inc.	$ 580,543
32,971	Select Medical Holdings Corporation	696,018
		1,276,561
	HOME CONSTRUCTION - 1.9%
12,638	KB Home	1,045,668

	HOUSEHOLD PRODUCTS - 2.1%
11,768	Colgate-Palmolive Company	1,137,142

	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.3%
15,626	Mueller Industries, Inc.	1,262,112

	INSTITUTIONAL FINANCIAL SERVICES - 4.8%
4,761	CME Group, Inc.	1,133,118
56,734	Perella Weinberg Partners	1,456,362
		2,589,480
	INSURANCE - 5.2%
10,598	Aflac, Inc.	1,208,172
19,287	Voya Financial, Inc.	1,600,821
		2,808,993
	MACHINERY - 2.0%
12,304	Toro Company (The)	1,071,432

	OIL & GAS PRODUCERS - 4.4%
8,694	Chord Energy Corporation	1,108,659
44,313	World Kinect Corporation	1,282,861
		2,391,520
	PUBLISHING & BROADCASTING - 6.2%
26,025	New York Times Company (The), Class A	1,412,117
102,617	TEGNA, Inc.	1,926,121
		3,338,238
	REAL ESTATE SERVICES - 2.0%
79,433	eXp World Holdings, Inc.	1,100,147

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 4.6%
42,733	Amkor Technology, Inc.	$ 1,129,861
8,618	QUALCOMM, Inc.	1,366,212
		2,496,073
	SOFTWARE - 2.1%
15,042	SS&C Technologies Holdings, Inc.	1,163,348

	SPECIALTY FINANCE - 4.3%
29,861	Ally Financial, Inc.	1,193,843
10,060	Walker & Dunlop, Inc.	1,108,411
		2,302,254
	TECHNOLOGY HARDWARE - 2.1%
9,364	NetApp, Inc.	1,148,401

	TOBACCO & CANNABIS - 6.0%
34,651	Altria Group, Inc.	2,000,748
9,360	Philip Morris International, Inc.	1,245,442
		3,246,190
	TRANSPORTATION & LOGISTICS - 5.2%
10,735	Expeditors International of Washington, Inc.	1,305,805
9,746	Matson, Inc.	1,492,893
		2,798,698
	WHOLESALE - CONSUMER STAPLES - 1.9%
18,478	Archer-Daniels-Midland Company	1,008,899

	TOTAL COMMON STOCKS (Cost $50,228,198)	53,840,144

	TOTAL INVESTMENTS - 99.6% (Cost $50,228,198)	$ 53,840,144
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	208,813
	NET ASSETS - 100.0%	$ 54,048,957

PLC	- Public Limited Company

MONARCH VOLUME FACTOR GLOBAL UNCONSTRAINED INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 100.0%
29,551	Consumer Staples Select Sector SPDR Fund	$ 2,459,234
40,279	First Trust NASDAQ Cybersecurity ETF	2,544,424
57,500	FlexShares Morningstar Global Upstream Natural Resources Index Fund	2,273,550
52,562	Invesco S&P 500 High Dividend Low Volatility ETF	2,720,084
40,782	Invesco S&P SmallCap Momentum ETF	2,984,835
16,730	iShares Biotechnology ETF	2,368,132
80,246	iShares China Large-Cap ETF	2,432,256
4,180	iShares Core S&P 500 ETF	2,529,193
45,272	iShares Global Infrastructure ETF	2,521,650
42,243	iShares MSCI China ETF	1,998,939
33,418	Ishares MSCI EAFE Min Vol Factor ETF	2,468,922
39,964	iShares MSCI Emerging Markets Min Vol Factor ETF	2,391,046
42,165	iShares MSCI India ETF(a)	2,309,799
21,072	iShares Russel Mid-Cap Growth ETF	2,850,409
17,528	iShares U.S. Aerospace & Defense ETF	2,726,831
25,016	iShares U.S. Real Estate ETF	2,559,387
24,036	iShares US Financials ETF	2,861,486
62,694	KraneShares CSI China Internet ETF	1,930,975
61,966	Real Estate Select Sector SPDR Fund	2,788,470
111,611	Schwab U.S. REIT ETF	2,581,562
11,649	Vanguard Consumer Staples ETF	2,604,949
23,795	Vanguard ESG US Stock ETF	2,557,963
26,514	Vanguard Real Estate ETF	2,602,614
73,368	Xtrackers Harvest CSI 300 China A-Shares ETF	2,001,479
	TOTAL EXCHANGE-TRADED FUNDS (Cost $58,908,392)	60,068,189

	TOTAL INVESTMENTS - 100.0% (Cost $58,908,392)	$ 60,068,189
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	25,322
	NET ASSETS - 100.0%	$ 60,093,511

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.05%